Convertible Promissory Notes (Details) - Schedule of Convertible Promissory Notes - Convertible Promissory Notes [Member] - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Convertible Promissory Notes [Line Items]
Convertible Promissory Notes Beginning		$ 50
Issuance of additional Convertible Promissory Notes	$ 300	1,035
Conversion of Promissory Notes	(1,496)
Accrued interest	54	57
Convertible Promissory Notes Ending		$ 1,142